Share-Based Compensation (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Compensation
Schedule of share-based compensation expense category

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2026	2025	2026	2025
Research and development	$49	$248	$191	$492
General and administrative	476	675	890	1,289
	$525	$923	$1,081	$1,781

	Year Ended December 31,
(in thousands)	2025	2024
Research and development	$842	$2,529
General and administrative	2,159	3,291
	$3,001	$5,820

Schedule of stock option activity plan

	Number of shares	Weighted average exercise price per share	Weighted average remaining contractual term (years)
Outstanding at January 1, 2026	658,973	$44.20	7.1
Granted	254,744	7.00
Exercised	—	—
Forfeited	(186,173)	11.52
Expired	(79,923)	73.84
Outstanding at June 30, 2026	647,621	$35.30	6.2
Vested and exercisable at June 30, 2026	423,601	$48.76	4.6
Vested or expected to vest at June 30, 2026	647,621	$35.30	6.2

	Number of shares	Weighted average exercise price per share	Weighted average remaining contractual term (years)
Outstanding at January 1, 2025	577,581	$77.56	7.5
Granted	248,208	7.78
Exercised	—	—
Forfeited	(125,526)	82.56
Expired	(41,290)	175.24
Outstanding at December 31, 2025	658,973	$44.20	7.1
Vested and exercisable at December 31, 2025	357,766	$78.82	5.6
Vested or expected to vest at December 31, 2025	658,973	$44.20	7.1

Schedule of weighted average assumptions applied to options

	Six Months Ended June 30,
	2026	2025
Expected volatility	93.4%	93.7%
Risk-free interest rate	4.0%	4.1%
Expected term	5.5 years	5.9 years
Expected dividend yield	—	—

	Year Ended December 31,
	2025	2024
Expected volatility	93.7%	88.4%
Risk-free interest rate	4.1%	4.2%
Expected term	5.9 years	6.0 years
Expected dividend yield	—	—

Schedule of activity related to restricted stock unit

	Number of shares	Weighted average grant date fair value
Unvested balance at January 1, 2026	50,000	$10.52
Granted	—	—
Vested	(35,000)	11.70
Forfeited	—	—
Unvested balance at June 30, 2026	15,000	$11.70

	Number of shares	Weighted average grant date fair value
Unvested balance at January 1, 2025	7,093	$44.80
Granted	60,000	11.70
Vested	(16,825)	27.92
Forfeited	(268)	90.40
Unvested balance at December 31, 2025	50,000	$10.52